Segment information	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segment information

Note 5. Segment information

5.1 Revenue, Adjusted EBITDA and EBITDA

Revenue, Adjusted EBITDA and EBITDA
Three months ended June 30, 2025	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	118,193	63,185	26,976	—	—	208,354
Intersegment revenue	455	—	—	—	(455)	—
Total segment revenue	118,648	63,185	26,976	—	(455)	208,354
Adjusted EBITDA	24,261	(2,369)	(636)	(24,819)	—	(3,563)
Share-based compensation expense	(515)	(328)	(334)	(2,276)	—	(3,453)
Restructuring costs(1)	(471)	(585)	(42)	(295)	—	(1,393)
Strategic review of Greater China business(2)	—	—	(1,378)	—	—	(1,378)
Non-controlling interests	—	—	(35)	—	—	(35)
EBITDA	23,275	(3,282)	(2,425)	(27,390)	—	(9,822)
Finance income and (expenses), net	—	—	—	—	—	(31,916)
Depreciation and amortization	—	—	—	—	—	(12,294)
Loss before tax	—	—	—	—	—	(54,032)

Three months ended June 30, 2024	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	105,541	67,819	28,835	—	—	202,195
Intersegment revenue	1,814	—	—	—	(1,814)	—
Total segment revenue	107,355	67,819	28,835	—	(1,814)	202,195
Adjusted EBITDA	12,638	1,166	(428)	(24,373)	—	(10,997)
Share-based compensation expense	(501)	(232)	(479)	(2,967)	—	(4,179)
Restructuring costs(1)	(855)	(769)	(1,470)	(120)	—	(3,214)
Discontinued construction of production facilities(4)	(2,923)	277	—	—	—	(2,646)
New product launch issue(5)	—	(5,677)	—	—	—	(5,677)
Non-controlling interests	—	—	(58)	—	—	(58)
EBITDA	8,359	(5,235)	(2,435)	(27,460)	—	(26,771)
Finance income and (expenses), net	—	—	—	—	—	10,389
Depreciation and amortization	—	—	—	—	—	(12,308)
Loss before tax	—	—	—	—	—	(28,690)

Six months ended June 30, 2025	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	225,858	123,071	56,955	—	—	405,884
Intersegment revenue	1,144	—	—	—	(1,144)	—
Total segment revenue	227,002	123,071	56,955	—	(1,144)	405,884
Adjusted EBITDA	39,797	(1,240)	982	(46,833)	—	(7,294)
Share-based compensation expense	(983)	(686)	(723)	(4,653)	—	(7,045)
Restructuring costs(1)	(471)	(1,253)	(42)	(459)	—	(2,225)
Strategic review of Greater China business(2)	—	—	(1,378)	—	—	(1,378)
Closure of production facility(3)	846	—	—	—	—	846
Non-controlling interests	—	—	(136)	—	—	(136)
EBITDA	39,189	(3,179)	(1,297)	(51,945)	—	(17,232)
Finance income and (expenses), net	—	—	—	—	—	(22,505)
Depreciation and amortization	—	—	—	—	—	(23,475)
Loss before tax	—	—	—	—	—	(63,212)

Six months ended June 30, 2024	Europe & International	North America	Greater China	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	215,948	134,786	50,616	—	—	401,350
Intersegment revenue	3,778	—	—	—	(3,778)	—
Total segment revenue	219,726	134,786	50,616	—	(3,778)	401,350
Adjusted EBITDA	27,134	778	(3,856)	(48,257)	—	(24,201)
Share-based compensation expense	(879)	1,027	(1,179)	(5,763)	—	(6,794)
Restructuring costs(1)	(855)	(769)	(1,940)	(71)	—	(3,635)
Discontinued construction of production facilities(4)	(2,923)	1,161	—	—	—	(1,762)
New product launch issue(5)	—	(5,677)	—	—	—	(5,677)
Non-controlling interests	—	—	(102)	—	—	(102)
EBITDA	22,477	(3,480)	(7,077)	(54,091)	—	(42,171)
Finance income and (expenses), net	—	—	—	—	—	(6,988)
Depreciation and amortization	—	—	—	—	—	(25,321)
Loss before tax	—	—	—	—	—	(74,480)

* Corporate consists of general costs not allocated to the segments.

** Eliminations in 2025 and 2024 refer to intersegment revenue for sales of products from Europe & International to Greater China.

(1) Relates primarily to severance costs as the Group adjusts its organizational structure.

(2) Relates to costs for the strategic review of the Greater China segment.

(3) Relates to reversal of previously recognized exit costs related to closure of the Group’s production facility in Singapore.

(4) Relates primarily to non-cash impairments related to discontinued construction of the Group’s production facility in Peterborough, UK, and reversal of previously recognized non-cash impairments related to discontinued construction of the Group’s production facility in Dallas-Fort Worth, Texas.

(5) Expenses related to a new product launch issue.

5.2 Non-current assets by country

Non-current assets for this purpose consist of property, plant and equipment and right-of-use assets.

	June 30, 2025	December 31, 2024
Sweden	130,226	114,764
China	97,836	103,791
US	84,795	88,983
The Netherlands	33,294	29,349
Other	1,955	2,867
Total	348,106	339,754

5.3 Revenue from external customers, broken down by location of the customers

The Group is domiciled in Sweden. The amount of its revenue from external customers, broken down by location of the customers, is shown in the table below.

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
US	61,552	66,845	120,346	132,482
UK	36,788	34,568	68,601	68,594
Germany	30,910	28,692	59,803	59,139
China	26,595	28,527	56,234	50,053
Sweden	11,909	11,079	23,219	23,307
The Netherlands	6,943	6,125	13,909	13,523
Finland	4,638	4,799	9,135	10,406
Other	29,019	21,560	54,637	43,846
Total	208,354	202,195	405,884	401,350

There are no countries that individually make up greater than 10% of total revenue included in “Other”.

5.4 Revenue from external customers, broken down by channel and segment

Revenue from external customers, broken down by channel and segment, is shown in the table below.

Three months ended June 30, 2025	Europe & International	North America	Greater China	Total
Retail	93,594	37,219	6,357	137,170
Foodservice	23,783	25,602	16,821	66,206
Other	816	364	3,798	4,978
Total	118,193	63,185	26,976	208,354

Three months ended June 30, 2024	Europe & International	North America	Greater China	Total
Retail	84,669	35,002	2,631	122,302
Foodservice	20,500	31,173	20,244	71,917
Other	372	1,644	5,960	7,976
Total	105,541	67,819	28,835	202,195

Six months ended June 30, 2025	Europe & International	North America	Greater China	Total
Retail	179,034	73,243	10,290	262,567
Foodservice	45,085	49,113	39,625	133,823
Other	1,739	715	7,040	9,494
Total	225,858	123,071	56,955	405,884

Six months ended June 30, 2024	Europe & International	North America	Greater China	Total
Retail	174,876	71,065	5,430	251,371
Foodservice	40,020	60,286	35,523	135,829
Other	1,052	3,435	9,663	14,150
Total	215,948	134,786	50,616	401,350

Other is primarily related to e-commerce, both direct-to-consumer and through third-party platforms.

Revenues of approximately 7% and 10% in the six months ended June 30, 2025 and 2024, respectively, were derived from a single external customer in the foodservice channel. The revenues were attributed to the North America and Greater China segments.

Oatmilk accounted for 91% and 89% of the Group’s revenue in the six months ended June 30, 2025 and 2024, respectively.